property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2022		$34,510	$3,537	$1,525	$75	$771	$40,418	$594	$1,694	$99	$2,387	$42,805
Additions [1]		240	16	31	8	922	1,217	—	138	13	151	1,368
Additions arising from business acquisitions	18(b)	1	7	2	—	—	10	—	2	—	2	12
Assets under construction put into service		380	40	49	—	(469)	—	—	—	—	—	—
Transfers		38	—	12	—	—	50	(50)	—	—	(50)	—
Dispositions, retirements and other		(393)	(6)	28	—	—	(371)	—	(15)	(2)	(17)	(388)
Net foreign exchange differences		—	(1)	(3)	—	(1)	(5)	—	(10)	—	(10)	(15)
As at June 30, 2022		$34,776	$3,593	$1,644	$83	$1,223	$41,319	$544	$1,809	$110	$2,463	$43,782
ACCUMULATED DEPRECIATION
As at January 1, 2022		$23,070	$2,207	$938	$—	$—	$26,215	$64	$566	$34	$664	$26,879
Depreciation [2]		772	68	90	—	—	930	37	111	9	157	1,087
Transfers		9	—	7	—	—	16	(16)	—	—	(16)	—
Dispositions, retirements and other		(407)	(5)	(33)	—	—	(445)	—	(8)	(3)	(11)	(456)
Net foreign exchange differences		—	(1)	(2)	—	—	(3)	—	(7)	—	(7)	(10)
As at June 30, 2022		$23,444	$2,269	$1,000	$—	$—	$26,713	$85	$662	$40	$787	$27,500
NET BOOK VALUE
As at December 31, 2021		$11,440	$1,330	$587	$75	$771	$14,203	$530	$1,128	$65	$1,723	$15,926
As at June 30, 2022		$11,332	$1,324	$644	$83	$1,223	$14,606	$459	$1,147	$70	$1,676	$16,282

1	For the six-month period ended June 30, 2022, additions include $(222) in respect of asset retirement obligations (see Note 25).
2	For the six-month period ended June 30, 2022, depreciation includes $1 in respect of impairment of real estate right-of-use lease assets.